Operating Costs and Other Expenses	12 Months Ended
Dec. 31, 2021
Operating Costs And Other Expenses [Abstract]
Operating Costs and Other Expenses	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in millions):

	Years Ended December 31,
	2021	2020	2019
Asset-based commission expenses	$1,126	$907	$861
Other commission expenses	1,042	1,020	1,074
John Hancock ceding commission and expense reimbursement write-off	—	—	(66)
Athene ceding commission (1)	—	(1,202)	—
General and administrative expenses	863	819	835
Deferral of acquisition costs	(789)	(737)	(797)
Total operating costs and other expenses	$2,242	$807	$1,907

(1) See Note 8 for further information